Summary of Significant Accounting Policies (Lease) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02	$ 16,656
Amount of lease liability expected to be recorded of ASU 2016-02	$ 14,386
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02		$ 25,300
Amount of lease liability expected to be recorded of ASU 2016-02		$ 22,900